Warrant Liabilities - Schedule of Changes in the Fair Value of Warrant Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Changes in the Fair Value of Warrant Liabilities [Abstract]
Balance at beginning of period	$ 4,843,800
Liability assumed in business combination		230,000
Change in fair value	(3,738,650)	4,613,800
Balance at end of period	$ 1,105,150	$ 4,843,800